Discontinued operations and Assets held for sale (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	$ 267	$ 1,963	$ 2,206
Intangible assets	$ 1,939	3,414	$ 40,291
Assets held for sale		38,677
Liabilities held for sale		5,869
Satellite division
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets		38,677
Assets held for sale		38,677
Deferred government grants		5,869
Liabilities held for sale		$ 5,869